JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 96.9% (a)
Alabama — 1.7%
Industrial Development Revenue/Pollution Control Revenue — 0.2%
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,635

Other Revenue — 0.0% (c)
Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2023	500	559

Utility — 1.5%
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.62%), 0.76%, 6/9/2020 (d)	7,500	7,500
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (b)	8,320	8,555
Southeast Alabama Gas Supply District (The), Project No. 1
Series A, Rev., 5.00%, 4/1/2021	2,865	2,946
Series A, Rev., 5.00%, 4/1/2022	3,220	3,417

		22,418

Total Alabama		26,612

Alaska — 0.1%
General Obligation — 0.1%
State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,558

Utility — 0.0% (c)
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023	500	576

Total Alaska		2,134

Arizona — 1.9%
General Obligation — 0.5%
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,805
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,188

		7,993

Hospital — 0.3%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,031

Industrial Development Revenue/Pollution Control Revenue — 1.1%
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022 (b)	7,370	8,042
Series C, Rev., 5.00%, 10/18/2024 (b)	9,000	10,416

		18,458

Other Revenue — 0.0% (c)
Town of Marana, Excise Tax
Series B, Rev., 4.00%, 7/1/2020	75	75
Series 2017B, Rev., 5.00%, 7/1/2021	100	105

		180

Total Arizona		30,662

Arkansas — 0.8%
Education — 0.3%
University of Arkansas, UAMS Campus
Rev., 5.00%, 3/1/2025	500	601
Rev., 5.00%, 3/1/2026	1,000	1,187
University of Central Arkansas, Student Housing System
Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,703
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	122
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	268
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	200

		4,081

Other Revenue — 0.5%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	409
City of Little Rock, Hotel and Restaurant Rev., 5.00%, 7/1/2020	580	582
City of Rogers Series B, Rev., 5.00%, 11/1/2027	3,855	4,827
County of Sharp
Rev., 5.00%, 3/1/2024	595	685
Rev., 5.00%, 3/1/2025	600	710
Rev., 5.00%, 3/1/2026	685	830

		8,043

Total Arkansas		12,124

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California — 16.4%
Certificate of Participation/Lease — 0.1%
City of Chula Vista, Police Facility Project
COP, 5.00%, 10/1/2021	360	382
COP, 5.00%, 10/1/2022	465	517
COP, 5.00%, 10/1/2023	1,000	1,157
Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	143

		2,199

Education — 1.0%
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,880
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	308
Rev., 5.00%, 10/1/2026	150	170
Rev., 5.00%, 10/1/2027	150	172
Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023 (b)	11,505	13,060

		15,590

General Obligation — 7.0%
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,154
City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,833
County of Sacramento, San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2020	775	781
County of Santa Clara, Moreland School District GO, 5.00%, 8/1/2021	1,000	1,056
Grossmont Healthcare District Series D, GO, 5.00%, 7/15/2026	1,225	1,481
Grossmont Healthcare District, Election of 2006 Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,209
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,318
Novato Unified School District
Series A, GO, 4.00%, 2/1/2022	535	569
Series A, GO, 5.00%, 2/1/2023	685	769
Series A, GO, 5.00%, 8/1/2025	1,500	1,778
Series A, GO, 5.00%, 8/1/2026	1,800	2,130
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,371
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,171
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,898
Series 2015D, GO, 5.00%, 8/1/2028	1,685	2,065
San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,670
Santa Barbara Unified School District
Series A, GO, 4.00%, 8/1/2022	30	32
Series B, GO, 5.00%, 8/1/2026	50	63
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	3,228
GO, 5.00%, 11/1/2023	3,560	4,115
GO, 5.00%, 3/1/2026	13,210	15,955
GO, 5.00%, 9/1/2026	4,900	6,200
GO, 4.00%, 8/1/2028	4,000	4,758
GO, 4.00%, 8/1/2029	4,180	4,937
GO, 5.00%, 8/1/2029	7,830	9,764
GO, 4.00%, 8/1/2030	10,000	11,702
Whittier Union High School District GO, 5.00%, 8/1/2023	10,495	11,973

		109,980

Hospital — 1.9%
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (b)	9,850	10,239
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,247
California Health Facilities Financing Authority, Providence Health and Services
Series 2014A, Rev., 5.00%, 10/1/2021	750	794
Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,653

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Health Facilities Financing Authority, St. Joseph Health System Series 2013D, Rev., 5.00%, 10/15/2020 (b)	12,870	13,090
California Municipal Finance Authority, NorthBay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	547
Series 2017A, Rev., 5.00%, 11/1/2024	800	893
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	311

		29,774

Other Revenue — 1.3%
Alameda County Transport Authority, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,332
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.45%, 7/1/2020 (d)	3,250	3,218
California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	384
Contra Costa County Transportation Authority, Sales Tax
Series A, Rev., 5.00%, 3/1/2023	2,420	2,721
Series A, Rev., 5.00%, 3/1/2024	2,000	2,332
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2021	1,000	1,044
San Diego County Regional Transportation Commission, Sales Tax
Series A, Rev., 5.00%, 4/1/2021	250	260
Series A, Rev., 5.00%, 4/1/2022	100	109
San Diego Public Facilities Financing Authority, Tax-Exempt Series 2020A, Rev., 5.00%, 8/1/2027	250	324
San Francisco State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,903
Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,207
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	747
Rev., 5.00%, 3/1/2029	465	564

		20,145

Prerefunded — 0.3%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2032 (e)	1,275	1,353
California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2038 (e)	2,820	3,185

		4,538

Transportation — 2.5%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,536
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,650
Series C, Rev., 5.00%, 5/15/2022	750	814
Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,638
Series B, Rev., 4.00%, 5/15/2024	365	410
Series C, Rev., 5.00%, 5/15/2024	700	814
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,141
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,262
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,946

		39,211

Utility — 1.0%
Los Angeles Department of Water and Power, Power System Series A, Rev., 5.00%, 7/1/2025	100	123
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	3,023
Series E, Rev., 5.00%, 8/15/2027	105	136
San Francisco City and County Public Utilities Commission Water, Green Bonds Series 2018C, Rev., 2.13%, 10/1/2023 (b)	10,000	10,357

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2026	1,000	1,050
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	449

		15,138

Water & Sewer — 1.3%
California State Department of Water Resources, Central Valley Project, Water System Series AU, Rev., (SIFMA Municipal Swap Index Yield + 0.22%), 0.36%, 6/9/2020 (d)	10,000	10,000
City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	3,011
East Bay Municipal Utility District, Wastewater System Series A, Rev., 5.00%, 6/1/2020	3,000	3,000
Eastern Municipal Water District, Water and Wastewater
Series C, Rev., 5.00%, 7/1/2021	2,530	2,662
Series C, Rev., 5.00%, 7/1/2022	1,700	1,870

		20,543

Total California		257,118

Colorado — 2.1%
Certificate of Participation/Lease — 0.3%
City of Aurora
COP, 3.00%, 12/1/2020	125	127
COP, 4.00%, 12/1/2022	375	409
City of Longmont
Series A, COP, 5.00%, 12/1/2021	100	107
Series A, COP, 5.00%, 12/1/2022	100	111
Series A, COP, 5.00%, 12/1/2024	100	116
Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement
COP, 3.00%, 6/15/2020	250	250
COP, 3.00%, 6/15/2021	1,000	1,028
County of Boulder, Flood Reconstruction Projects
COP, 5.00%, 12/1/2022	720	736
COP, 5.00%, 12/1/2023	500	512
COP, 5.00%, 12/1/2025	500	512
County of Eagle COP, 5.00%, 12/1/2022	200	223

		4,131

Education — 0.3%
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2022	1,080	1,181
University of Colorado, University Enterprise Series A, Rev., 5.00%, 6/1/2022	3,150	3,446

		4,627

General Obligation — 0.1%
Counties of Gunnison, Watershed School District No. 1
Series 2014A, GO, 4.00%, 12/1/2022	300	328
Series 2014A, GO, 5.00%, 12/1/2026	500	600

		928

Hospital — 0.8%
Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (b)	10,000	11,487
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 5.00%, 9/1/2022	150	163
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (b)	1,090	1,142

		12,792

Other Revenue — 0.0% (c)
Denver Convention Center Hotel Authority Rev., 4.00%, 12/1/2020	500	502

Prerefunded — 0.2%
Regional Transportation District
Series A, COP, 5.00%, 6/1/2023 (e)	2,000	2,000
Series A, COP, 5.00%, 6/1/2025 (e)	1,700	1,700

		3,700

Transportation — 0.4%
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2027	5,000	6,022

Total Colorado		32,702

Connecticut — 1.4%
Hospital — 0.6%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2020B-2, Rev., 5.00%, 1/1/2027 (b)	7,750	9,637

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing — 0.0% (c)
Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (b)	750	753

Special Tax — 0.8%
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,183

Total Connecticut		22,573

District of Columbia — 0.2%
Hospital — 0.0% (c)
District of Columbia Children’s Hospital Rev., 5.00%, 7/15/2021	500	522

Transportation — 0.2%
Metropolitan Washington Airports Authority, Airport System Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,558
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,386

		2,944

Total District of Columbia		3,466

Florida — 1.0%
Certificate of Participation/Lease — 0.1%
School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	786
Seminole County School Board Series A, COP, 5.00%, 7/1/2020	210	211

		997

Education — 0.8%
Board of Governors of the University of Florida, Student Activity Rev., 5.00%, 7/1/2020	1,660	1,666
Florida Higher Educational Facilities Financial Authority, Institute of Technology
Rev., 5.00%, 10/1/2022	115	121
Rev., 5.00%, 10/1/2023	125	134
State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,783

		12,704

Transportation — 0.1%
Miami-Dade County Expressway Authority, Toll System
Series A, Rev., 5.00%, 7/1/2020	1,550	1,555
Series 2014A, Rev., 5.00%, 7/1/2022	625	676

		2,231

Water & Sewer — 0.0% (c)
JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	307

Total Florida		16,239

Georgia — 2.9%
Education — 1.3%
Development Authority for Fulton County, Tech Athletic Association, Inc.
Rev., 5.00%, 10/1/2022 (e)	4,855	5,385
Rev., 5.00%, 10/1/2022	145	159
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	14,671

		20,215

General Obligation — 1.3%
Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,589
State of Georgia
Series I, GO, 5.00%, 7/1/2021	8,165	8,594
Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,409
Series F, GO, 5.00%, 7/1/2028	2,000	2,555

		21,147

Other Revenue — 0.3%
Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,089
Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,087
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2023	325	365
Series 2017, Rev., 5.00%, 7/1/2025	250	298
Series 2017, Rev., 5.00%, 7/1/2026	275	335
Series 2017, Rev., 5.00%, 7/1/2028	375	465
Series 2017, Rev., 4.00%, 7/1/2032	1,000	1,144

		4,783

Total Georgia		46,145

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hawaii — 0.5%
General Obligation — 0.5%
State of Hawaii Series EF, GO, 5.00%, 11/1/2021	7,640	8,162

Illinois — 9.4%
Education — 1.2%
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	219
Rev., 5.00%, 10/1/2025	300	341
Rev., 5.00%, 10/1/2028	250	286
Illinois Finance Authority, Downers Grove Community High School District Number 99 Project
Series 2020A, Rev., 4.00%, 12/15/2032	1,300	1,589
Series 2020A, Rev., 4.00%, 12/15/2033	3,740	4,507
Series 2020A, Rev., 4.00%, 12/15/2034	1,700	2,037
Series 2020A, Rev., 4.00%, 12/15/2035	1,340	1,592
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Series 2019, Rev., 4.00%, 1/15/2030	1,960	2,410
Series 2019, Rev., 4.00%, 1/15/2032	2,120	2,575
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,731

		18,287

General Obligation — 5.0%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,542
GO, 4.00%, 6/1/2029	1,000	1,243
GO, 4.00%, 6/1/2030	1,285	1,552
GO, 4.00%, 6/1/2031	1,250	1,500
GO, 4.00%, 6/1/2032	1,000	1,188
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2025	960	926
Series 2020A, GO, Zero Coupon, 1/1/2027	385	357
Series 2020A, GO, Zero Coupon, 1/1/2028	570	519
City of Chicago
Series 2015C, GO, 5.00%, 1/1/2022 (e)	3,335	3,583
Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,696
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,301
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,393
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,485
Cook County Community Consolidated School District No. 65 Evanston GO, 4.00%, 12/1/2030	1,225	1,472
Cook County Community School District No. 97 Oak Park
GO, 4.00%, 1/1/2028	500	611
GO, 4.00%, 1/1/2029	375	455
GO, 4.00%, 1/1/2030	285	344
Cook County High School District No. 207 Maine Township
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,466
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,533
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,381
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	561
GO, 4.00%, 12/1/2027	490	595
GO, 4.00%, 12/1/2028	545	671
GO, 4.00%, 12/1/2029	515	630
GO, 4.00%, 12/1/2030	200	243
GO, 4.00%, 12/1/2031	820	985
GO, 4.00%, 12/1/2033	1,530	1,810
Cook County School District No. 99 Cicero
Series 2019B, GO, 5.00%, 12/1/2024	505	594
Series 2019B, GO, 5.00%, 12/1/2025	515	620
Cook County, Proviso Township High School District No. 209
GO, 5.00%, 12/1/2022	2,975	3,292
GO, 5.00%, 12/1/2023	2,350	2,687
County of Cook, Township High School District No. 205 Series 2016A, GO, 5.00%, 12/1/2023	5	6
County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	388
DeKalb County Community Unit School District No. 428
GO, 4.00%, 1/1/2028	1,265	1,545
GO, 4.00%, 1/1/2029	650	789
GO, 4.00%, 1/1/2030	600	724
GO, 4.00%, 1/1/2031	1,000	1,197
GO, 4.00%, 1/1/2032	500	592

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DuPage County School District No. 2 Bensenville, Alternate Source
GO, 4.00%, 5/1/2032	615	735
GO, 4.00%, 5/1/2033	1,280	1,517
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	677
Glenview Park District
GO, 5.00%, 12/1/2026	300	376
GO, 5.00%, 12/1/2029	350	445
Grundy and Kendall Counties Consolidated Grade School District No. 60-C
GO, 4.00%, 2/1/2030	1,145	1,362
GO, 4.00%, 2/1/2031	1,190	1,405
GO, 4.00%, 2/1/2032	620	725
Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	444
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	144
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	262
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	127
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	80
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	164
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	79
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	49
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	97
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	120
Series 2020A, GO, AGM, 4.00%, 12/1/2032	110	131
Series 2020A, GO, AGM, 4.00%, 12/1/2033	125	148
Lincoln Land Community College District No. 526
GO, 5.00%, 12/15/2021	305	327
GO, 4.00%, 12/15/2022	440	464
Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	457
GO, AGM, 4.00%, 5/1/2026	200	232
GO, AGM, 4.00%, 5/1/2028	350	417
GO, AGM, 4.00%, 5/1/2029	1,000	1,164
McHenry County, Woodstock Community Unit School District No. 200 GO, 5.00%, 1/15/2021	300	308
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	865
GO, AGM, 4.00%, 4/1/2027	780	914
GO, AGM, 4.00%, 4/1/2028	410	489
GO, AGM, 4.00%, 4/1/2029	240	290
GO, AGM, 4.00%, 4/1/2030	375	450
GO, AGM, 4.00%, 4/1/2031	410	489
State of Illinois
Series D, GO, 5.00%, 11/1/2020	10,000	10,060
Series D, GO, 5.00%, 11/1/2023	5,000	5,102
Will County Forest Preserve District, Limited Tax GO, 5.00%, 12/15/2027	805	1,045
Will County Township High School District No. 204 Joliet
GO, 4.00%, 1/1/2028	500	580
GO, 4.00%, 1/1/2029	250	289
GO, 4.00%, 1/1/2030	1,420	1,630

		81,135

Hospital — 0.4%
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (b)	3,750	3,778
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series C, Rev., 5.00%, 8/15/2021	150	157
Series 2015C, Rev., 5.00%, 8/15/2022	500	541
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,440

		6,916

Other Revenue — 2.0%
Peoria Public Building Commission
Series A, Rev., AGM, 4.00%, 12/1/2025	700	811
Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,173
Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,515
Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,532
Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	3,049

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,288
Series C, Rev., 5.00%, 1/1/2025	4,250	4,746
State of Illinois, Sales Tax, Junior Obligation
Series 2018A, Rev., 5.00%, 6/15/2021	4,600	4,738
Series A, Rev., 5.00%, 6/15/2022	4,600	4,936
Series A, Rev., 5.00%, 6/15/2023	4,600	5,054

		30,842

Prerefunded — 0.3%
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2010-A, Rev., 5.50%, 6/15/2050 (e)	4,300	4,308

Water & Sewer — 0.5%
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	616
Series C, Rev., AGM, 5.00%, 12/30/2026	680	844
Series C, Rev., AGM, 5.00%, 12/30/2027	710	889
Illinois Finance Authority, State Clean Water Revolving Funds Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,946

		7,295

Total Illinois		148,783

Indiana — 1.1%
Education — 0.2%
New Albany Floyd County School Building Corp.
Rev., 5.00%, 7/15/2021	700	735
Rev., 5.00%, 7/15/2022	835	918
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	1,070
Series DD, Rev., 5.00%, 7/1/2027	10	13

		2,736

Hospital — 0.5%
Indiana Finance Authority, Health Obligation
Series C, Rev., 5.00%, 12/1/2021	2,355	2,522
Series B, Rev., 2.25%, 7/1/2025 (b)	5,000	5,183

		7,705

Other Revenue — 0.1%
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,147

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,460

Total Indiana		17,048

Iowa — 0.8%
Hospital — 0.8%
Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.71%, 6/9/2020 (d) (f)	13,100	12,877

Kansas — 1.2%
General Obligation — 0.3%
Butler County, Unified School District No. 375 GO, 4.00%, 9/1/2024	200	215
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,149
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	486
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	274
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	415
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	516
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	481

		4,536

Hospital — 0.0% (c)
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	321

Other Revenue — 0.3%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	361
Rev., 5.00%, 9/1/2026	465	571
Overland Park Development Corp., Overland Park Convention Center
Rev., 4.00%, 3/1/2022	1,455	1,479
Rev., 5.00%, 3/1/2023	1,520	1,593

		4,004

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.4%
Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	8,167

Water & Sewer — 0.2%
City of Wichita, Water and Sewer Utility System Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,442

Total Kansas		19,470

Kentucky — 1.5%
Education — 0.1%
Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,490

Hospital — 1.1%
City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center
Rev., 5.00%, 2/1/2025	625	709
Rev., 5.00%, 2/1/2026	1,085	1,251
Rev., 5.00%, 2/1/2027	1,310	1,534
Rev., 4.00%, 2/1/2033	580	608
Rev., 4.00%, 2/1/2034	500	521
Louisville/Jefferson County Metropolitan Government, Health System, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (b)	10,500	12,633

		17,256

Prerefunded — 0.0% (c)
Carter County Kentucky School District Finance Corp. Rev., 4.50%, 2/1/2026 (e)	250	257

Utility — 0.3%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	272
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (b)	2,500	2,682
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Series B, Rev., AMT, 2.55%, 5/3/2021 (b)	2,250	2,286

		5,240

Total Kentucky		24,243

Louisiana — 1.4%
Hospital — 0.6%
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.79%, 6/9/2020 (d)	10,000	9,849

Other Revenue — 0.5%
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,929
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2022	230	251
Rev., 5.00%, 12/15/2025	250	292

		7,472

Water & Sewer — 0.3%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 3.00%, 12/1/2021	175	182
Series C, Rev., 5.00%, 12/1/2022	270	300
Series 2018C, Rev., 5.00%, 12/1/2023	365	421
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	468
Series 2018C, Rev., 5.00%, 12/1/2025	915	1,119
Series 2018C, Rev., 5.00%, 12/1/2026	500	628
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	450
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	768
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	655
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	391

		5,382

Total Louisiana		22,703

Maryland — 1.3%
General Obligation — 0.8%
State of Maryland, State and Local Facilities Loan of 2013 Series A, GO, 5.00%, 8/1/2020	12,795	12,897

Transportation — 0.5%
State of Maryland Department of Transportation Rev., 5.00%, 10/1/2025	6,100	7,541

Total Maryland		20,438

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts — 3.0%
Education — 0.1%
Massachusetts Development Finance Agency, Suffolk University
Rev., 5.00%, 7/1/2025	525	579
Rev., 5.00%, 7/1/2026	435	483
Rev., 5.00%, 7/1/2027	420	471
Rev., 5.00%, 7/1/2028	525	593

		2,126

General Obligation — 1.4%
City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	8,325
Commonwealth of Massachusetts
Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 1.01%, 8/1/2020 (d)	3,000	2,940
Series D, GO, 4.00%, 9/1/2030	8,290	9,563

		20,828

Hospital — 0.7%
Massachusetts Development Finance Agency, Partners Healthcare System Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.64%, 6/9/2020 (d)	10,000	9,894

Prerefunded — 0.0% (c)
Massachusetts Development Finance Agency, Lahey Health System Series F, Rev., 5.00%, 8/15/2026 (e)	500	505

Transportation — 0.3%
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,402

Water & Sewer — 0.5%
Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,314

Total Massachusetts		47,069

Michigan — 2.2%
Education — 0.7%
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (b)	10,000	11,106

General Obligation — 0.7%
Avondale School District Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,455
City of Royal Oak, Capital Improvement
GO, 5.00%, 4/1/2027	625	797
GO, 5.00%, 4/1/2028	245	319
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	924
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	665
GO, Q-SBLF, 4.00%, 5/1/2026	885	1,052
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,310
Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,088
Northville Public Schools, School Building and Site
Series II, GO, 5.00%, 5/1/2027	375	479
Series II, GO, 5.00%, 5/1/2028	600	787
Series II, GO, 5.00%, 5/1/2029	250	334
Troy School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2021	550	574
GO, Q-SBLF, 5.00%, 5/1/2022	500	545

		11,329

Hospital — 0.2%
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,657

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (b)	2,600	2,616

Other Revenue — 0.0% (c)
Michigan Finance Authority, Local Government Loan Program Series B, Rev., 4.00%, 11/1/2020	455	462

Transportation — 0.2%
Gerald R Ford International Airport Authority, Limited Tax
Rev., GTD, 5.00%, 1/1/2023	1,560	1,723
Rev., GTD, 5.00%, 1/1/2024	1,400	1,595

		3,318

Water & Sewer — 0.2%
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	376
Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,395

		2,771

Total Michigan		34,259

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Minnesota — 0.5%
Certificate of Participation/Lease — 0.2%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	241
Series 2019C, COP, 5.00%, 2/1/2024	295	339
Series 2019B, COP, 5.00%, 2/1/2025	185	219
Series 2019C, COP, 5.00%, 2/1/2025	310	367
Series 2019B, COP, 5.00%, 2/1/2026	195	237
Series 2019C, COP, 5.00%, 2/1/2026	320	389
Series 2019B, COP, 5.00%, 2/1/2027	185	230
Series 2019B, COP, 5.00%, 2/1/2028	175	223
Series 2019C, COP, 5.00%, 2/1/2028	350	446

		2,691

Education — 0.1%
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	105
Rev., 4.00%, 12/1/2025	185	194
Rev., 4.00%, 12/1/2026	185	194
Rev., 4.00%, 12/1/2027	195	204
Rev., 4.00%, 12/1/2028	240	251

		948

Transportation — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport Series A, Rev., 5.00%, 1/1/2022	1,000	1,062

Utility — 0.1%
Western Minnesota Municipal Power Agency, Power Supply
Series A, Rev., 5.00%, 1/1/2023	1,500	1,680
Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,163

		2,843

Total Minnesota		7,544

Mississippi — 0.9%
Education — 0.2%
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,910

General Obligation — 0.1%
County of Harrison
Series A, GO, 5.00%, 10/1/2027	800	1,029
Series A, GO, 5.00%, 10/1/2028	345	454

		1,483

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Mississippi Business Finance Corp., Pollution Control Series 2002, Rev., 3.20%, 9/1/2028	4,000	4,176

Other Revenue — 0.2%
Mississippi Development Bank, Rankin County Project Rev., 5.00%, 3/1/2023	750	844
State of Mississippi Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,676

		2,520

Utility — 0.1%
Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project
Rev., 5.00%, 8/1/2026	350	439
Rev., 5.00%, 8/1/2027	350	449
Rev., 5.00%, 8/1/2028	525	689
Rev., 5.00%, 8/1/2029	425	569

		2,146

Total Mississippi		14,235

Missouri — 1.0%
Certificate of Participation/Lease — 0.5%
City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,070
City of St. Peters
COP, 4.00%, 5/1/2026	705	834
COP, 4.00%, 5/1/2027	730	881
COP, 4.00%, 5/1/2028	760	934
COP, 4.00%, 5/1/2029	760	945
COP, 4.00%, 5/1/2030	545	687
COP, 4.00%, 5/1/2031	550	698

		6,049

Education — 0.1%
Health and Educational Facilities Authority of the State of Missouri
Rev., 4.00%, 10/1/2020	300	303
Rev., 4.00%, 10/1/2021	300	313
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Rev., 5.00%, 1/1/2021	225	231

		847

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.0% (c)
County of Clay, North Kansas City School District 74, Refunding and Improvement, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	379

Industrial Development Revenue/Pollution Control Revenue — 0.0% (c)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2023	550	566

Other Revenue — 0.2%
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	370
Rev., 4.00%, 12/1/2029	200	250
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	3,000	3,247

		3,867

Transportation — 0.2%
St. Louis Lambert International Airport
Rev., 5.00%, 7/1/2021	1,575	1,643
Rev., 5.00%, 7/1/2022	1,000	1,074
Rev., 5.00%, 7/1/2023	1,080	1,194

		3,911

Total Missouri		15,619

Montana — 0.2%
General Obligation — 0.2%
Gallatin County High School District No. 7 Bozeman, School Building Series 2017A, GO, 5.00%, 12/1/2023	515	599
Missoula County Elementary School District No. 1, School Building GO, 5.00%, 7/1/2024	520	617
State of Montana, Long-Range Building Program
GO, 5.00%, 8/1/2021	690	729
GO, 5.00%, 8/1/2022	1,000	1,102
Yellowstone County, School District No. 2 Billings, School Building GO, 5.00%, 6/15/2020	650	651

		3,698

Total Montana		3,698

Nebraska — 0.1%
Certificate of Participation/Lease — 0.1%
Southeast Community College
COP, 5.00%, 12/15/2021	200	214
COP, 5.00%, 12/15/2026	275	352
COP, 5.00%, 12/15/2027	495	648
COP, 5.00%, 12/15/2028	540	717

		1,931

Total Nebraska		1,931

New Hampshire — 0.6%
General Obligation — 0.2%
State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,489

Other Revenue — 0.4%
New Hampshire Municipal Bond Bank
Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,525
Series 2020A, Rev., 4.00%, 2/15/2031	1,240	1,543
Series 2020A, Rev., 4.00%, 2/15/2032	1,300	1,600

		5,668

Total New Hampshire		9,157

New Jersey — 3.5%
Education — 0.4%
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,598
Series DDD, Rev., 5.00%, 6/15/2026	1,840	1,972
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	214
Series 2020A, Rev., 5.00%, 7/1/2028	200	250
Series 2020A, Rev., 5.00%, 7/1/2029	270	343
Series 2020A, Rev., 5.00%, 7/1/2030	415	524
Series 2020A, Rev., 5.00%, 7/1/2032	725	903

		5,804

General Obligation — 0.9%
County of Passaic GO, 5.00%, 2/1/2021	90	93
State of New Jersey Series Q, GO, 5.00%, 8/15/2020	10,075	10,161
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,142
Township of South Brunswick GO, 5.00%, 9/1/2022	425	469

		14,865

Housing — 0.2%
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (b)	3,000	3,018

Other Revenue — 0.1%
Bergen County Improvement Authority (The), Fort Lee Project Rev., GTD, 4.00%, 10/15/2030	475	589

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Monmouth County Improvement Authority (The), Pooled Loan Series 2019B, Rev., GTD, 4.00%, 12/1/2034	790	962

		1,551

Transportation — 1.9%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,258
Series A, Rev., 5.00%, 6/15/2029	5,350	5,783
Series A, Rev., 5.00%, 6/15/2031	4,750	5,083
New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.87%, 7/1/2020 (d)	10,000	9,859
South Jersey Transportation Authority
Series 2019A, Rev., AGM, 5.00%, 11/1/2029	1,700	2,013
Series 2019A, Rev., AGM, 5.00%, 11/1/2030	1,500	1,754
Series 2019A, Rev., AGM, 5.00%, 11/1/2031	1,500	1,736
Series 2019A, Rev., AGM, 5.00%, 11/1/2032	1,000	1,149

		30,635

Total New Jersey		55,873

New Mexico — 0.2%
General Obligation — 0.1%
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,307
GO, 5.00%, 8/1/2025	500	614
GO, 5.00%, 8/1/2026	650	818

		2,739

Other Revenue — 0.1%
New Mexico Finance Authority, Senior Lien Public Project Series 2103B, Rev., 5.00%, 6/1/2021	800	838

Total New Mexico		3,577

New York — 8.1%
Education — 0.7%
New York State Dormitory Authority Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,924
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,726
New York State Dormitory Authority, The New School Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,236

		10,886

General Obligation — 1.3%
Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,692
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	654
City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,914
County of Orange, Public Improvement
Series B, GO, 5.00%, 3/1/2021	1,510	1,564
GO, 5.00%, 2/1/2023	1,000	1,124
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2026	365	463
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,243
State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	4,073
Town of East Hampton
GO, 5.00%, 5/15/2021	1,000	1,046
GO, 5.00%, 5/15/2023	1,000	1,145
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,843

		19,761

Hospital — 0.5%
Build Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021	550	573
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	890
New York State Dormitory Authority, Memorial Sloan, Kettering Cancer Center Series 1, Rev., 4.00%, 7/1/2031	4,255	5,147
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,234

		7,844

Other Revenue — 2.0%
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Series 2016A, Rev., 5.00%, 7/15/2020	500	501

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	500	503
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series A, Subseries A-1, Rev., 5.00%, 11/1/2020	3,700	3,773
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2026	5,000	5,656
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2021	2,000	2,075
Series 2017A, Rev., 5.00%, 3/15/2024	6,135	7,139
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2022	4,800	5,357
Series 2015A, Rev., 5.00%, 10/15/2025	4,500	5,348
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	471

		30,823

Prerefunded — 0.1%
City of New York, Fiscal Year 2012 Series 2012A-1, GO, 5.00%, 8/1/2023 (e)	2,190	2,313

Special Tax — 0.1%
New York State Dormitory Authority, Personal Income Tax Series 2011G, Rev., 5.00%, 8/15/2021	1,110	1,173

Transportation — 3.3%
Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System Rev., 5.00%, 1/1/2021	815	837
Metropolitan Transportation Authority
Series D-1, Rev., (ICE LIBOR USD 1 Month + 0.65%), 0.77%, 7/1/2020 (d)	4,790	4,662
Subseries A-1, Rev., 5.00%, 11/15/2020	1,435	1,445
Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,162
Metropolitan Transportation Authority, Green Bonds Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,375
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,313
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	327
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	331
Port Authority of New York and New Jersey, Consolidated Bonds Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,865
Triborough Bridge and Tunnel Authority
Subseries 2005B-2, Rev., VRDO, LOC: Citibank NA, 0.07%, 6/1/2020 (b)	19,400	19,400
Series A, Rev., 5.00%, 11/15/2024	3,290	3,688

		52,405

Utility — 0.1%
Long Island Power Authority, Electric System
Series 2017, Rev., 5.00%, 9/1/2025	500	601
Series 2017, Rev., 5.00%, 9/1/2027	500	629
Series 2017, Rev., 5.00%, 9/1/2028	750	936

		2,166

Total New York		127,371

North Carolina — 2.0%
Education — 0.4%
University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.52%, 7/1/2020 (d)	5,750	5,691
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	493

		6,184

General Obligation — 0.6%
State of North Carolina Series D, GO, 4.00%, 6/1/2020	9,670	9,670

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 1.0%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	14,385

Other Revenue — 0.0% (c)
State of North Carolina Series 2017B, Rev., 5.00%, 5/1/2022	700	764

Total North Carolina		31,003

Ohio — 1.6%
Education — 0.1%
Ohio Higher Educational Facility Commission, Oberlin College Rev., 5.00%, 10/1/2020	1,000	1,015

General Obligation — 0.3%
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	232
Cuyahoga Ohio Community College District, Facilities Construction and Improvement Bonds GO, 5.00%, 12/1/2028	2,300	2,865
Lexington Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2031	1,050	1,280

		4,377

Hospital — 0.6%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	399
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023	1,445	1,615
Rev., 5.00%, 8/15/2024	1,655	1,903
Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.57%, 6/9/2020 (d)	4,000	3,976
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.54%, 6/1/2020 (b)	2,500	2,500

		10,393

Other Revenue — 0.2%
City of Cleveland, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	183
Series 2018A, Rev., 5.00%, 10/1/2027	250	319
Series 2018A, Rev., 5.00%, 10/1/2028	250	320
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	252
Rev., 5.00%, 12/1/2026	625	628
Rev., 5.00%, 12/1/2029	800	784

		2,486

Utility — 0.3%
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (b)	5,000	5,018

Water & Sewer — 0.1%
Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,474

Total Ohio		24,763

Oklahoma — 1.7%
Education — 1.7%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	480
Rev., 4.00%, 12/1/2029	415	526
Rev., 4.00%, 12/1/2030	435	547
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	422
Rev., 5.00%, 9/1/2026	820	964
Rev., 5.00%, 9/1/2027	1,250	1,496
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2025	3,050	3,641
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2025	700	815
Rev., 4.00%, 12/1/2027	1,255	1,496
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	487
Rev., 5.00%, 9/1/2029	1,175	1,522
Grady County School Finance Authority, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2029	300	357
Rev., 4.00%, 9/1/2030	430	504

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Muskogee Industrial Trust, Educational Facilities, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	1,039
Rev., 5.00%, 9/1/2025	850	1,018
Rev., 5.00%, 9/1/2026	1,800	2,197
Rev., 5.00%, 9/1/2027	480	599
Rev., 4.00%, 9/1/2028	2,500	2,982
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	500	553
Rev., 5.00%, 10/1/2023	355	408
Rev., 5.00%, 10/1/2025	1,000	1,225
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,115
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	721
Rev., 4.00%, 9/1/2027	725	863
Rev., 4.00%, 9/1/2028	300	363

		27,340

Total Oklahoma		27,340

Oregon — 0.2%
Transportation — 0.2%
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,119
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,840

		2,959

Water & Sewer — 0.0% (c)
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	46

Total Oregon		3,005

Pennsylvania — 6.3%
Education — 0.7%
Pennsylvania Higher Educational Facilities Authority, The Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,606
State Public School Building Authority, Community College of Philadelphia Project
Rev., 5.00%, 6/15/2021	2,760	2,860
Rev., 5.00%, 6/15/2024	2,625	2,947

		11,413

General Obligation — 2.8%
Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2028	5,000	5,224
County of Chester GO, 4.00%, 7/15/2028	2,500	3,147
County of Northampton
Series A, GO, 4.00%, 10/1/2026	750	888
Series A, GO, 4.00%, 10/1/2027	1,565	1,846
Series A, GO, 4.00%, 10/1/2028	920	1,081
County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,877
Panther Valley School District
GO, 2.00%, 10/15/2026	750	775
GO, 2.00%, 10/15/2027	680	698
GO, 2.00%, 10/15/2028	300	307
GO, 2.00%, 10/15/2029	300	306
Penn Hills School District
GO, 5.00%, 10/1/2026	4,845	6,025
GO, 5.00%, 10/1/2027	3,585	4,568
GO, 5.00%, 10/1/2028	3,585	4,672
GO, 5.00%, 10/1/2029	3,815	5,060
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	464
GO, 5.00%, 10/1/2029	425	576
GO, 5.00%, 10/1/2030	250	341
GO, 5.00%, 10/1/2031	325	439
GO, 5.00%, 10/1/2032	350	468
GO, 5.00%, 10/1/2033	325	431
GO, 5.00%, 10/1/2034	400	529
GO, 5.00%, 10/1/2035	350	460
Schuylkill Valley School District GO, 5.00%, 4/1/2022	350	380
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	685
Series 2019B, GO, 4.00%, 10/1/2029	420	498

		43,745

Hospital — 0.4%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,074
Rev., 5.00%, 11/1/2024	1,000	1,089
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	307
Series 2020A, Rev., 5.00%, 9/1/2027	200	252
Series 2020A, Rev., 5.00%, 9/1/2028	175	225
Series 2020A, Rev., 5.00%, 9/1/2029	175	229

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,119
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,645
Southcentral General Authority, Wellspan Health Obligation Group Series 2014A, Rev., 5.00%, 6/1/2024	380	441

		6,381

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Lehigh County Industrial Development Authority, Pollution Control
Series 2016B, Rev., 1.80%, 8/15/2022 (b)	4,000	4,005
Series 2016A, Rev., 1.80%, 9/1/2022 (b)	2,500	2,505

		6,510

Other Revenue — 0.0% (c)
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2022	555	598

Transportation — 0.9%
Pennsylvania Turnpike Commission
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.74%, 6/9/2020 (d)	13,000	12,730
Series A, Rev., 5.00%, 12/1/2021	655	698

		13,428

Water & Sewer — 1.1%
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	3,500	3,743
Rev., 5.00%, 12/1/2022	3,000	3,343
Rev., 5.00%, 12/1/2023	4,000	4,628
Charleroi Borough Authority, Water System
Rev., AGM, 4.00%, 12/1/2024	175	200
Rev., AGM, 4.00%, 12/1/2025	150	175
Rev., AGM, 4.00%, 12/1/2026	100	119
Rev., AGM, 4.00%, 12/1/2027	125	151
City of Philadelphia, Water and Wastewater
Series A, Rev., 5.00%, 7/1/2022	1,510	1,644
Series 2014A, Rev., 5.00%, 7/1/2024	2,595	3,029
Pittsburgh Water and Sewer Authority Series A, Rev., 5.00%, 9/1/2023	270	310

		17,342

Total Pennsylvania		99,417

Rhode Island — 0.0% (c)
Transportation — 0.0% (c)
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GRAN, 5.00%, 6/15/2022	25	27

South Dakota — 0.1%
Education — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford Health
Series B, Rev., 4.00%, 11/1/2020	625	632
Series B, Rev., 4.00%, 11/1/2021	500	520
Series B, Rev., 5.00%, 11/1/2022	375	409

		1,561

Other Revenue — 0.0% (c)
South Dakota State Building Authority Series B, Rev., 5.00%, 6/1/2021	485	508

Total South Dakota		2,069

Tennessee — 0.8%
General Obligation — 0.6%
County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,420
State of Tennessee Series A, GO, 4.00%, 8/1/2025	7,000	7,529

		8,949

Other Revenue — 0.0% (c)
Metropolitan Government of Nashville and Davidson, County Sports Authority, Public Improvement Rev., 5.00%, 7/1/2020	5	5

Utility — 0.2%
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2022	1,460	1,526
Series A, Rev., 4.00%, 5/1/2023	1,400	1,494

		3,020

Total Tennessee		11,974

Texas — 10.6%
Education — 0.9%
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,178
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project Series 2018C, Rev., 5.00%, 8/1/2026	250	314

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018C, Rev., 5.00%, 8/1/2027	200	258
Series 2018C, Rev., 5.00%, 8/1/2029	325	415
Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	790	815
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,199
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Series 2017, Rev., 5.00%, 10/1/2021	425	452
Series 2017, Rev., 5.00%, 10/1/2022	400	440
Series 2017, Rev., 5.00%, 10/1/2023	400	456
University of Texas System (The), Financing System Series 2020C, Rev., 5.00%, 8/15/2031 (g)	5,000	7,083

		13,610

General Obligation — 3.2%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,469
City of Abilene GO, 5.00%, 2/15/2021	475	491
City of Colony GO, 5.00%, 8/15/2020	610	615
City of Denton GO, 5.00%, 2/15/2023	1,045	1,177
City of El Paso, Refunding and Improvement
GO, 5.00%, 8/15/2021	530	561
GO, 5.00%, 8/15/2025	4,035	4,919
City of Galveston GO, 4.00%, 5/1/2024	635	719
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2021	3,000	3,107
Series A, GO, 5.00%, 3/1/2025	1,195	1,435
College of the Mainland GO, 4.00%, 8/15/2034	2,860	3,332
Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2026	1,000	1,122
County of Kaufman
Series 2020A, GO, 5.00%, 2/15/2027	170	216
Series 2020A, GO, 5.00%, 2/15/2028	270	352
Series 2020A, GO, 5.00%, 2/15/2029	285	380
Series 2020A, GO, 5.00%, 2/15/2030	300	397
Series 2020A, GO, 5.00%, 2/15/2031	630	828
Series 2020A, GO, 5.00%, 2/15/2032	660	861
Series 2020A, GO, 4.00%, 2/15/2033	345	416
Series 2020A, GO, 4.00%, 2/15/2034	360	432
Series 2020A, GO, 4.00%, 2/15/2035	375	447
County of Kaufman, Unlimited Tax Road
GO, 5.00%, 2/15/2030	665	882
GO, 5.00%, 2/15/2031	205	269
GO, 5.00%, 2/15/2032	425	555
GO, 4.00%, 2/15/2033	300	361
GO, 4.00%, 2/15/2034	465	557
GO, 4.00%, 2/15/2035	300	358
Forney Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,559
Galveston County, Unlimited Tax Road
Series 2017, GO, 4.00%, 2/1/2024	980	1,105
Series 2017, GO, 4.00%, 2/1/2025	800	926
Georgetown Independent School District Series C, GO, PSF-GTD, 4.00%, 8/15/2032	2,165	2,600
Harris County Fresh Water Supply District No. 61 Series 2019, GO, AGM, 3.00%, 9/1/2025	530	584
Hereford Independent School District, School Building
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,700
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,768
GO, PSF-GTD, 4.00%, 2/15/2030	1,000	1,182
GO, PSF-GTD, 4.00%, 2/15/2031	700	821

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	318
Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	640
Lewisville Independent School District, School Building
GO, PSF-GTD, 5.00%, 8/15/2025	750	861
GO, PSF-GTD, 5.00%, 8/15/2026	750	859
GO, PSF-GTD, 5.00%, 8/15/2027	650	743
New Braunfels Independent School District, Unlimited Tax, School Building Bonds GO, PSF-GTD, 4.00%, 2/1/2034	1,000	1,177
Pasadena Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,163
Richardson Independent School District Series 2019, GO, PSF-GTD, 5.00%, 2/15/2029	3,165	4,137
S & S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	709
Southside Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	276

		50,386

Hospital — 0.2%
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.24%, 6/9/2020 (d)	1,750	1,706
Series 2017A, Rev., 5.00%, 10/15/2022	250	273
Series 2017A, Rev., 5.00%, 10/15/2028	250	299
Series 2017A, Rev., 5.00%, 10/15/2029	500	594

		2,872

Other Revenue — 4.4%
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier
Series 2017A, Rev., 5.00%, 1/1/2021	500	499
Series 2017A, Rev., 5.00%, 1/1/2022	750	747
Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series 2017B, Rev., 5.00%, 1/1/2021	800	799
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023	4,700	5,113
State of Texas Rev., TRAN, 4.00%, 8/27/2020	60,000	60,549

		67,707

Prerefunded — 0.0% (c)
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023 (e)	60	65

Transportation — 1.1%
Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,571
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,299
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	691
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	741
Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	10,849
North Texas Tollway Authority System, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,818

		17,969

Utility — 0.7%
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	617
City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021 (b)	6,480	6,580
Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	1,705	1,959
West Travis County Public Utility Agency
Series 2017, Rev., 5.00%, 8/15/2022	545	600
Series 2017, Rev., 5.00%, 8/15/2023	325	371
Series 2017, Rev., 5.00%, 8/15/2027	350	448

		10,575

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.1%
City of Galveston, Waterworks and Sewer System Rev., 5.00%, 5/1/2021	265	276
City of Garland, Water & Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,272

		1,548

Total Texas		164,732

Utah — 1.3%
General Obligation — 0.3%
State of Utah GO, 5.00%, 7/1/2021	4,925	5,183

Other Revenue — 0.9%
Utah Infrastructure Agency, Telecommunication Series A, Rev., 5.00%, 10/15/2025	10,380	11,052
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	562
Rev., AGM, 5.00%, 2/1/2025	250	299
Rev., AGM, 5.00%, 2/1/2027	720	908
Rev., AGM, 5.00%, 2/1/2029	1,070	1,340

		14,161

Transportation — 0.1%
Salt Lake City Corp. Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,072

Total Utah		20,416

Vermont — 0.1%
Education — 0.1%
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2021	750	798
Rev., 5.00%, 10/1/2022	855	933

		1,731

Other Revenue — 0.0% (c)
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	429

Total Vermont		2,160

Virginia — 3.0%
Education — 1.8%
Virginia College Building Authority, 21st Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	20,000	25,527
Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,272

		26,799

General Obligation — 0.7%
County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,360
Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,401

		11,761

Transportation — 0.1%
Virginia Resources Authority, Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,574

Water & Sewer — 0.4%
Fairfax County Water Authority, Water Series B, Rev., 5.25%, 4/1/2024	5,615	6,674

Total Virginia		46,808

Washington — 1.3%
Hospital — 1.3%
Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (b)	17,000	19,529

Utility — 0.0% (c)
Snohomish County Public Utility District No. 1 Rev., 5.00%, 12/1/2025	500	620

Total Washington		20,149

West Virginia — 0.2%
Utility — 0.2%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Series 2009A, Rev., 2.63%, 6/1/2022 (b)	2,905	2,945

Wisconsin — 1.7%
Education — 0.1%
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,281

General Obligation — 1.6%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	259
State of Wisconsin
Series A, GO, 5.00%, 5/1/2026	5,050	6,142
Series 1, GO, 5.00%, 11/1/2026	1,135	1,456
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,968
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,451

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,697

		24,973

Hospital — 0.0% (c)
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	385

Total Wisconsin		26,639

TOTAL MUNICIPAL BONDS (Cost $1,477,470)		1,527,279

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0% (c)
FNMA, REMIC Series 2002-36, Class FS, 0.67%, 6/25/2032 (b) (Cost $124)	124	124

	Shares (000)
SHORT-TERM INVESTMENTS — 3.4%
INVESTMENT COMPANIES — 3.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16% (h)(i) (Cost $52,820)	52,797	52,840

Total Investments — 100.3% (Cost $1,530,414)		1,580,243
Liabilities in Excess of Other Assets — (0.3)%		(4,725)

Net Assets — 100.0%		1,575,518

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2020.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$124	$—	$124
Municipal Bonds	—	1,527,279	—	1,527,279
Short-Term Investments
Investment Companies	52,840	—	—	52,840

Total Investments in Securities	$52,840	$1,527,403	$—	$1,580,243

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16% (a) (b)	$48,403	$176,131	$171,724	$11	$19	$52,840	52,797	$71	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.